Report of Independent Registered Public Accounting Firm


To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide American Century Small Cap Income Fund, Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide BNY Mellon Core
Plus Bond ESG Fund, Nationwide BNY Mellon Disciplined Value Fund, Nationwide BNY Mellon Dynamic U.S. Core Fund, Nationwide Bond Fund, Nationwide Bond
Index Fund, Nationwide Bond Portfolio, Nationwide Destination 2025 Fund, Nationwide Destination 2030 Fund, Nationwide Destination 2035 Fund,
Nationwide Destination 2040 Fund, Nationwide Destination 2045 Fund,
Nationwide Destination 2050 Fund, Nationwide Destination 2055 Fund,
Nationwide Destination 2060 Fund, Nationwide Destination 2065 Fund,
Nationwide Destination Retirement Fund, Nationwide Diamond Hill Large Cap Concentrated Fund, Nationwide Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Global
Sustainable Equity Fund, Nationwide Government Money Market Fund,
Nationwide GQG US Quality Equity Fund, Nationwide Inflation-Protected Securities Fund, Nationwide International Index Fund, Nationwide
International Small Cap Fund, Nationwide Investor Destinations Aggressive Fund, Nationwide Investor Destinations Conservative Fund, Nationwide
Investor Destinations Moderate Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor Destinations Moderately Conservative Fund, Nationwide Janus Henderson Overseas
Fund, Nationwide Loomis All Cap Growth Fund, Nationwide Loomis Core Bond Fund, Nationwide Loomis Short-Term Bond Fund, Nationwide Mid Cap Market Index Fund, Nationwide Multi-Cap Portfolio, Nationwide NYSE Arca Tech 100 Index Fund, Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Small Company Growth Fund, Nationwide US 130/30 Equity Portfolio and Nationwide WCM Focused Small Cap Fund

In planning and performing our audits of the financial statements of each of the funds constituting Nationwide Mutual Funds as listed in Appendix A (hereafter referred to as the "Funds") as of and for the periods ended October 31, 2022, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the
Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that
(1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of October 31, 2022.

This report is intended solely for the information and use of the Board of Trustees of Nationwide Mutual Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022

Appendix A

Nationwide American Century Small Cap Income Fund
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Core Plus Bond ESG Fund
Nationwide BNY Mellon Disciplined Value Fund
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide Bond Fund
Nationwide Bond Index Fund
Nationwide Bond Portfolio
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination 2065 Fund
Nationwide Destination Retirement Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide GQG US Quality Equity Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Index Fund
Nationwide International Small Cap Fund
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Conservative Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Janus Henderson Overseas Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short-Term Bond Fund
Nationwide Mid Cap Market Index Fund
Nationwide Multi-Cap Portfolio
Nationwide NYSE Arca Tech 100 Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
Nationwide Small Company Growth Fund
Nationwide US 130/30 Equity Portfolio*
Nationwide WCM Focused Small Cap Fund

* September 9, 2022 (commencement of operations) through October 31, 2022